As filed with the Securities and Exchange Commission on March 15, 2017

File Nos. 333-177564

811-22621

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 12	☒
and

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 14	☒

COHEN & STEERS

REAL ASSETS FUND, INC.

(Exact Name Of Registrant As Specified In Charter)

280 Park Avenue, New York, NY 10017

(Address Of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (212) 832-3232

Tina M. Payne

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

(Name And Address Of Agent Of Service Of Process)

With copies to:

Michael G. Doherty, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

Approximate Date of Proposed Public Offering : As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐    immediately upon filing pursuant to paragraph (b)

☒    on March 31, 2017 pursuant to paragraph (b)

☐    60 days after filing pursuant to paragraph (a)(1)

☐    on (date) pursuant to paragraph (a)(1)

☐    75 days after filing pursuant to paragraph (a)(2)

☐    on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 12 under the Securities Act of 1933, as amended (the “Securities Act”) to the Registration Statement of Cohen & Steers Real Assets Fund, Inc. (the “Registrant”) incorporates by reference the Registrant’s Prospectus, Statement of Additional Information and Other Information (Part C) that are contained in the Registrant’s Post-Effective Amendment No. 11, which was filed with the Securities and Exchange Commission on February 2, 2017. This Post-Effective Amendment No. 12 is being filed solely for the purpose of delaying the effective date of Registrant’s Post-Effective Amendment No. 11 to March 31, 2017, pursuant to paragraph (b)(i)(iii) of Rule 485 under the Securities Act. This Post-Effective Amendment does not affect the currently effective prospectus and Statement of Additional Information for the other series of the Registrant’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 15th day of March, 2017.

COHEN & STEERS REAL ASSETS FUND, INC.

By:	/s/ ADAM M. DERECHIN
NAME:	ADAM M. DERECHIN
TITLE:	PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	SIGNATURE	TITLE	DATE

By:	/s/ ADAM M. DERECHIN (ADAM M. DERECHIN)	President and Chief Executive Officer (Principal Executive Officer)	March 15, 2017

By:	/s/ JAMES GIALLANZA (JAMES GIALLANZA)	Principal Financial and Accounting Officer	March 15, 2017

By:	* (ROBERT H. STEERS)	Chairman and Director	March 15, 2017

By:	* JOSEPH M. HARVEY	Director	March 15, 2017

By:	* (MICHAEL G. CLARK)	Director	March 15, 2017

By:	* (BONNIE COHEN)	Director	March 15, 2017

By:	* (GEORGE GROSSMAN)	Director	March 15, 2017

By:	* (DEAN JUNKANS)	Director	March 15, 2017

By:	* (RICHARD E. KROON)	Director	March 15, 2017

By:	* (GERALD J. MAGINNIS)	Director	March 15, 2017

By:	* (JANE F. MAGPIONG)	Director	March 15, 2017

By:	* (RICHARD J. NORMAN)	Director	March 15, 2017

By:	* (FRANK K. ROSS)	Director	March 15, 2017

By:	* (C. EDWARD WARD, JR.)	Director	March 15, 2017

*By:	/s/ TINA M. PAYNE (TINA M. PAYNE) ATTORNEY-IN-FACT		March 15, 2017